Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000004017 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004017 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004017 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004017 | ING Groep
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004017 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004017 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004017 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004017 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004017 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004017 | Imperial Brands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000004017 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000004017 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004017 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004017 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004017 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004018 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004018 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004018 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004018 | ING Groep
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004018 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004018 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004018 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004018 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004018 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004018 | Imperial Brands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000004018 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000004018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004018 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004018 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004018 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004018 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004019 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004019 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004019 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004019 | ING Groep
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004019 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004019 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004019 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004019 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004019 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004019 | Imperial Brands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004019 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000004019 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000004019 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004019 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004019 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004019 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004019 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004019 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004019 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004019 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159130 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159130 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159130 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159130 | ING Groep
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159130 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159130 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159130 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159130 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159130 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159130 | Imperial Brands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000159130 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000159130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159130 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159130 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159130 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159130 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159130 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219338 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219338 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219338 | UniCredit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219338 | ING Groep
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219338 | AXA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219338 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219338 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219338 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219338 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219338 | Imperial Brands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000219338 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000219338 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219338 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219338 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219338 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219338 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.40%